Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Schedule of Provisions
	2024	2023
	US$	US$
Provision for reinstatement costs	71,274	71,872
Provision for defined benefit obligations	185,274	194,260
As at December 31	256,548	266,132
Provision for reinstatement costs
As at January 1	71,872	100,483
Additional provision	3,855	-
Reversal of unutilized amounts	(5,781)	-
Settled during the year	-	(31,782)
Increase in discounted amounts arising from the passage of time	1,772	4,009
Exchange realignment	(444)	(838)
As at December 31	71,274	71,872
Portion classified as current liabilities	(71,274)	(71,872)
Non-current portion	-	-

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used as at the end of the reporting period are as follows:
	2024	2023
Discount rate (%)	6.07 - 6.08	6.15 - 6.19
Expected rate of salary increases (%)	6.00	6.00

Schedule of Principal Actuarial Assumptions

A quantitative sensitivity analysis for significant assumptions as at the end of the reporting period is shown below:

		Increase/		Increase/
		(decrease)		(decrease)
		in defined		in defined
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	US$	%	US$
2024
Discount rate	1	(33,908)	1	43,318
Future annual salary increases	1	42,894	1	(34,214)
2023
Discount rate	1	(34,297)	1	43,440
Future annual salary increases	1	43,349	1	(34,637)

Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(loss)

The total expenses recognized in the consolidated statements of loss and other comprehensive income/(loss) in respect of the plan are as follows:

	2024	2023	2022
	US$	US$	US$
Current service cost	67,548	49,109	69,689
Interest cost	11,583	7,563	5,687
Net benefit expenses recognized in general, administrative and other operating expenses	79,131	56,672	75,376

Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities

The movements in the defined benefit obligations classified as non-current liabilities are as follows:

	2024	2023
	US$	US$
At January 1	194,260	101,913
Current service cost	67,548	49,109
Interest cost	11,583	7,563
Benefits paid	(74,016)	-
Remeasurement losses/(gains) debited/(credited) to other comprehensive income/(loss) arising from:
Changes in financial assumptions	4,147	41,325
Experience adjustments	(19,632)	(6,440)
Exchange realignment	1,384	790
At December 31	185,274	194,260